Condensed Statement of Cash Flows (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed Statement of Cash Flows (Deutsche Bank Parent) [Line Items]
Net cash provided by (used in) operating activities	€ (47,850)	€ 40,931		€ 25,873
Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income	11,592
Maturities of financial assets at fair value through other comprehensive income	23,572
Sale of debt securities held to collect at AC	93
Maturities of debt securities held to collect at AC	58
Sale of financial assets available for sale		7,627		22,205
Maturities of financial assets available for sale		3,433		4,530
Maturities of securities held to maturity		0		0
Sale of investments in associates	5	65		12
Sale of property and equipment	13	39		8
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income	(34,586)
Debt Securities held to collect at amortized cost	(129)
Financial assets available for sale		(9,741)		(15,150)
Securities held to maturity		0		0
Investments in associates	0	0		(11)
Property and equipment	(212)	(261)		(284)
Net change in investments in subsidiaries	289	(2,222)		(1,619)
Other, net	(1,024)	(1,129)		(1,360)
Net cash provided by (used in) investing activities	(329)	(2,189)		8,331
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	10	865		792
Repayments and extinguishments of subordinated long-term debt	(253)	(45)		(102)
Common shares issued	0	8,037		0
Purchases of treasury shares	(4,119)	(7,912)		(5,256)
Sale of treasury shares	3,925	7,471		4,979
Additional Equity Components (AT1) issued	0	0		0
Purchases of Additional Equity Components (AT1)	(123)	(149)		(129)
Sale of Additional Equity Components (AT1)	120	160		124
Coupon on additional equity components, pre tax	(315)	(335)		(333)
Cash dividends paid	(227)	(392)		0
Net cash provided by (used in) financing activities	(982)	7,700		74
Net effect of exchange rate changes on cash and cash equivalents	1,243	(3,499)		187
Net increase (decrease) in cash and cash equivalents	(47,918)	42,943		34,465
Cash and cash equivalents at beginning of period	187,759	144,816		110,351
Cash and cash equivalents at end of period	139,841	187,759		144,816
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	(224)	258		(974)
Interest paid	9,793	9,563		7,871
Interest received	19,660	15,308		14,346
Dividend received	2,957	4,098	[1]	1,800	[1]
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	127,871	175,463		119,213
Interbank balances (w/o central banks) (not included: time deposits with banks)	11,970	12,296		25,603
Total	€ 139,841	€ 187,759		€ 144,816

[1]	Prior year data adjusted due to refinement in the methodology.